Investment Strategy - ARK Active Autocallable Income ETF	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The ARK Active Autocallable Income ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that will invest primarily (at least 80% of its assets) in securities and financial instruments that provide income by creating exposure similar to autocallable equity-linked notes referencing individual equity securities.

The Fund seeks to achieve its investment objective by constructing and managing a portfolio of derivatives referencing one or more equity securities that create a synthetic exposure similar to equity-linked notes (“Synthetic ELNs”). The Synthetic ELN portfolio is designed to systematically capture volatility premia (i.e., potential value arising from the difference between the implied volatility reflected in option prices and the actual realized volatility of the underlying equity securities) from the markets for the underlying equity securities, converting the volatility into income streams and thereby providing the Fund yield enhancement. The specific reference securities and terms of the autocallable exposures may vary over time. The assets referenced by the Fund’s Synthetic ELNs may, from time to time, include shares of foreign issuers, which may include emerging market issuers, or depositary receipts representing shares of foreign issuers.

The Fund does not seek leveraged exposure.

In addition, the Fund expects to invest in money market instruments for cash management and collateral purposes.

Description of the Fund’s Synthetic ELN Portfolio

The Fund’s strategy seeks to provide income by entering into Synthetic ELNs that reference one or more securities (the security or securities, as applicable, the “Reference Asset”). The Reference Assets are sourced from a universe of equities identified by the Adviser from time to time. The Adviser defines the investable equity universe of companies that are relevant to a theme of disruptive innovation, which includes companies of all market capitalizations. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works (please refer to “Disruptive Innovation” section below).

The Sub-Adviser, SCG Asset Management, LLC, constructs, calibrates, and manages the Fund’s Synthetic ELN portfolio, including determining strike levels, maturities, and payoff structures for each Synthetic ELN, using Reference Assets drawn from the universe identified by the Adviser.

The Fund will enter into Synthetic ELNs (which may include over-the-counter (“OTC”) or exchange-listed options or swaps) to create the exposure for the yield enhancement. A Synthetic ELN will have periodic “observation dates,” a “Coupon Barrier” (e.g., 60% of the initial price of the Reference Asset), a “call barrier” (e.g., the price of the Reference Asset at the time the Fund enters into the Synthetic ELN (the “Strike Price”)), and a “Maturity Barrier” (e.g., 30%-50% below the Strike Price).

At each observation date prior to the expiration date:

•      If the price of the Reference Asset is above the Strike Price, the Synthetic ELN counterparty will pay the coupon for the period to the Fund and the Synthetic ELN will terminate.

•      If the price of the Reference Asset is below the Strike Price but above the Coupon Barrier, the Synthetic ELN counterparty will pay the coupon for the period to the Fund, and the Synthetic ELN will remain outstanding.

•      If the price of the Reference Asset is below the Coupon Barrier, the Synthetic ELN counterparty will pay no coupon to the Fund for the period and the Synthetic ELN will remain outstanding.

If the Synthetic ELN has not terminated prior to the expiration date, then the expiration date will be the final observation date. On the expiration date:

•      If the Reference Asset is above the Maturity Barrier, the Synthetic ELN counterparty will make the final coupon payment to the Fund and Synthetic ELN will terminate.

•      If the Reference Asset is below the Maturity Barrier, then the Fund will pay the Synthetic ELN counterparty the amount by which the Reference Asset has fallen from the Strike Price multiplied by the notional value of the derivatives contract.

Synthetic ELNs may incorporate a “memory” feature. In such cases, if any of the coupon payments are not paid because the Reference Asset was below the Coupon Barrier on an observation date, the Synthetic ELN counterparty will pay the Fund such unpaid coupon payments if the Reference Asset moves above the Coupon Barrier on a subsequent observation date.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

Disruptive Innovation

The Adviser believes that companies relevant to the disruptive innovation theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics[1] (“Genomic Revolution Companies”); innovation in automation and manufacturing (“Automation Transformation Companies”), transportation, energy (“Energy Transformation Companies”), artificial intelligence (“Artificial Intelligence Companies”) and materials; the increased use of shared technology, infrastructure and services (“Next Generation Internet Companies”); and technologies that make financial services more efficient (“Blockchain & Fintech Innovation Companies”). A disruptive innovation or technology may constitute a small portion of a company’s overall business.

In selecting companies that the Adviser believes are relevant to a particular investment theme, the Adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies that the Adviser believes are Genomic Revolution Companies, Automation Transformation Companies, Energy Transformation Companies, Artificial Intelligence Companies, Next Generation Internet Companies or Blockchain & Fintech Innovation Companies are described below:

•     Genomic Revolution Companies.    Companies that the Adviser believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing,[2] analysis, synthesis or instrumentation. These companies may include ones across multiple sectors, such as healthcare, information technology, materials, energy and consumer discretionary. These companies may also develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing, bioinformatics,[3] molecular medicine and agricultural biotechnology.

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1     The Adviser defines “genomics” as the study of genes and their functions, and related techniques (e.g., genomic sequencing).

2     The Adviser uses the term “genomic sequencing” to refer to techniques that allow researchers to read and decipher the genetic information found in the DNA (i.e., the exact sequence of bases A, C, G and T in a DNA molecule), including the DNA of bacteria, plants, animals and human beings.

3     The Adviser defines “bioinformatics” as the science of collecting and analyzing complex biological data such as genetic codes.

•     Automation Transformation Companies.    Companies that the Adviser believes are focused on capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor, such as transportation through an emphasis on mobility as a service, or the use of robotics to perform other functions, activities or processes.

•      Energy Transformation Companies.    Companies that the Adviser believes seek to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas; and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

•      Artificial Intelligence Companies.    Companies that the Adviser considers to be Artificial Intelligence (“AI”) Companies include a company that: (i) designs, creates, integrates, or delivers robotics, autonomous technology, and/or AI in the form of products, software, or systems; (ii) develops the building block components for robotics, autonomous technology, or AI, such as advanced machinery, semiconductors and databases used for machine learning; (iii) provides its own value-added services on top of such building block components, but are not core to the company’s product or service offering; and/or (iv) develops computer systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making, and translation between languages.

•      Next Generation Internet Companies.    Companies that the Adviser believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,[4]” machine learning, and social distribution and media.

•      Blockchain & Fintech Innovation Companies.    Companies that the Adviser believes are focused on and expected to benefit from the shifting of the financial sector and economic transactions to technology infrastructure platforms, and technological intermediaries. Blockchain & Fintech Innovation Companies may also develop, use or rely on innovative payment platforms and methodologies, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, blockchain technologies,[5] intermediary exchanges, asset allocation technology, mobile payments, and risk pricing and pooling aggregators.

The Adviser will identify Reference Assets for use in the Fund’s Synthetic ELNs that reflect its thematic research views within the theme of disruptive innovation, as described above, rather than directly selecting equity securities for investment, in constructing the Fund’s Reference Asset

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4     The Adviser defines the “internet of things” as a system of interrelated computing devices, mechanical and digital machines, or physical objects that are provided unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

5     The term “blockchain” refers to a peer-to-peer distributed ledger that is secured using cryptography. A distributed ledger is a shared electronic database where information is recorded and stored across multiple computers; a blockchain is one type of distributed ledger. A blockchain may be open and permissionless or private and permissioned. The Bitcoin and Ethereum blockchains are examples of open, public, permissionless blockchains. Blockchain derives its name from the way it stores transaction data in “blocks” that are linked together to form a chain. As the number of transactions grows, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network, which is, with respect to public blockchains, governed by rules agreed on by the network participants.

universe. The Fund will not have investment exposure to the ARK Innovation ETF. The Adviser’s process for identifying Genomic Revolution Companies, Automation Transformation Companies, Energy Transformation Companies, Artificial Intelligence Companies, Next Generation Internet Companies and Blockchain & Fintech Innovation Companies uses both “top down” (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and “bottom up” (valuation, fundamental and quantitative measures) approaches. In both the Adviser’s “top down” and “bottom up” approaches, the Adviser evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, to integrate ESG considerations into its research and investment process, the Adviser assesses the degree to which a company may be progressing towards each of the United Nations Sustainable Development Goals. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the Adviser conducts company-level analysis to inform Reference Asset identification, while integrating ESG considerations into that process. The Adviser’s thematic research views are those that it believes present the best risk-reward opportunities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]

The ARK Active Autocallable Income ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that will invest primarily (at least 80% of its assets) in securities and financial instruments that provide income by creating exposure similar to autocallable equity-linked notes referencing individual equity securities.